Cover	Dec. 17, 2020	Nov. 09, 2020
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 17, 2020
Entity Registrant Name		HYCROFT MINING HOLDING CORPORATION
Entity Incorporation, State or Country Code		DE
Entity File Number		001-38387
Entity Tax Identification Number		82-2657796
Entity Address, Address Line One		8181 E. Tufts Avenue, Suite 510
Entity Address, City or Town		Denver,
Entity Address, State or Province		CO
Entity Address, Postal Zip Code		80237
City Area Code		303
Local Phone Number		253-3267
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001718405
Amendment Flag		false
Class A common stock, par value $0.0001 per share
Document Information [Line Items]
Title of 12(b) Security		Class A common stock, par value $0.0001 per share
Trading Symbol		HYMC
Security Exchange Name		NASDAQ
Warrants to purchase Common Stock
Document Information [Line Items]
Title of 12(b) Security		Warrants to purchase Common Stock
Trading Symbol		HYMCW
Security Exchange Name		NASDAQ
Warrants to purchase Common Stock
Document Information [Line Items]
Title of 12(b) Security		Warrants to purchase Common Stock
Trading Symbol		HYMCZ
Security Exchange Name		NASDAQ